LAND USE RIGHTS, NET - Schedule of Land Use Right, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
LAND USE RIGHTS, NET
Cost		¥ 94,760	¥ 38,920
Less: accumulated amortization		6,556	5,199
Land use rights, net	$ 12,329	¥ 88,204	¥ 33,721